Trade and Other Receivables - Summary of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	$ 16,620,118	$ 14,015,117
Less expected credit loss	(9,632,253)	(7,915,490)
Trade Receivables	6,987,865	6,099,627
Current
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	4,898,533	2,372,855
Past due 0-30 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	909,643	1,002,752
Past due 31-120 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	423,836	1,001,901
Past due over 121 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	$ 10,388,106	$ 9,637,609